Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 5, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

ASTON/FAIRPOINTE MID CAP FUND

Aston Funds

ASTON/Fairpointe Mid Cap Fund (the "Fund")

(Formerly ASTON/Optimum Mid Cap Fund)

Supplement dated May 5, 2011 to the Prospectus dated March 1, 2011 for the Aston Funds (the "Prospectus")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of April 30, 2011 (the "Effective Date"), Fairpointe Capital LLC ("Fairpointe Capital") has been appointed as the subadviser to the Fund and the Fund has changed its name to ASTON/Fairpointe Mid Cap Fund. There is no change in the Fund's portfolio management team or its current investment objective, principal investment strategies or management fees.

As of the Effective Date, the following information replaces the information in the Prospectus relating to the Fund's Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2010)

	Aston/Fairpointe Mid Cap Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 9/19/94):
Return Before Taxes	23.02%	9.78%	9.96%	12.86%
Return After Taxes on Distributions	22.93%	9.22%	9.53%	11.57%
Return After Taxes on Distributions and Sale of Fund Shares	15.08%	8.41%	8.78%	10.98%
Class I Shares (Inception 7/06/04):
Return Before Taxes	23.32%	10.06%	N/A	9.04%
S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N Shares is computed from September 30, 1994. Index return for Class I Shares' inception, computed from June 30, 2004, is 7.84%.)	26.64%	5.73%	7.16%	12.15%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
ASTON/FAIRPOINTE MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement	cik000912036_Supplement

Aston Funds

ASTON/Fairpointe Mid Cap Fund (the "Fund")

(Formerly ASTON/Optimum Mid Cap Fund)

Supplement dated May 5, 2011 to the Prospectus dated March 1, 2011 for the Aston Funds (the "Prospectus")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of April 30, 2011 (the "Effective Date"), Fairpointe Capital LLC ("Fairpointe Capital") has been appointed as the subadviser to the Fund and the Fund has changed its name to ASTON/Fairpointe Mid Cap Fund. There is no change in the Fund's portfolio management team or its current investment objective, principal investment strategies or management fees.

As of the Effective Date, the following information replaces the information in the Prospectus relating to the Fund's Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2010)

	Aston/Fairpointe Mid Cap Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 9/19/94):
Return Before Taxes	23.02%	9.78%	9.96%	12.86%
Return After Taxes on Distributions	22.93%	9.22%	9.53%	11.57%
Return After Taxes on Distributions and Sale of Fund Shares	15.08%	8.41%	8.78%	10.98%
Class I Shares (Inception 7/06/04):
Return Before Taxes	23.32%	10.06%	N/A	9.04%
S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N Shares is computed from September 30, 1994. Index return for Class I Shares' inception, computed from June 30, 2004, is 7.84%.)	26.64%	5.73%	7.16%	12.15%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011